Loans - Additional Information (Detail) - Negotiable Obligations [member] - USD ($) $ in Millions		12 Months Ended
	Jan. 07, 2021	Dec. 31, 2021	Feb. 12, 2021	Feb. 11, 2021
Disclosure of detailed information about loans [line items]
Percentage of discounted present value of the remaining cash flows		10.00%
Result from debt exchange		$ 21.0
Debt Exchange [Member] | Class XVI [Member]
Disclosure of detailed information about loans [line items]
Percentage of outstanding loan principal	50.00%
Percentage of outstanding capital stock	50.00%
Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Refinancing percentage				60.00%
Major Issuance Of Negotiable Obligations [Member] | Class XVI [Member]
Disclosure of detailed information about loans [line items]
Principal value			$ 775.8
Major Issuance Of Negotiable Obligations [Member] | Class XVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value			575.6
Major Issuance Of Negotiable Obligations [Member] | Class XVII [Member]
Disclosure of detailed information about loans [line items]
Principal value			747.8
Major Debt Swap [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Principal value			247.3
Major Debt Swap [Member] | Class XIII [Member]
Disclosure of detailed information about loans [line items]
Principal value			201.7
Major Debt Swap [Member] | Class XXXIX [Member]
Disclosure of detailed information about loans [line items]
Principal value			368.2
Major Debt Swap [Member] | Class LIII [Member]
Disclosure of detailed information about loans [line items]
Principal value			190.7
Major Debt Swap [Member] | Class I [Member]
Disclosure of detailed information about loans [line items]
Principal value			101.0
Major Debt Swap [Member] | Class LIV [Member]
Disclosure of detailed information about loans [line items]
Principal value			213.4
Major Debt Swap [Member] | Class XXVIII [Member]
Disclosure of detailed information about loans [line items]
Principal value			$ 656.4
Top of range [member] | Debt Exchange [Member]
Disclosure of detailed information about loans [line items]
Percentage of appreciation or depreciation on exchange rate	9.00%
Top of range [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Proportion of global exchange participation in loans				59.80%
Bottom of range [member] | Debt Exchange [Member]
Disclosure of detailed information about loans [line items]
Percentage of appreciation or depreciation on exchange rate	1.50%
Bottom of range [member] | Debt Exchange [Member] | Class XLVII [Member]
Disclosure of detailed information about loans [line items]
Proportion of global exchange participation in loans				32.00%